Derivative Financial Instruments (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Derivative [Line Items]
Net realized gains/(losses)	$ (3.4)	$ (1.8)	$ (4.7)	$ 0.5
Change in net unrealized gains/(losses)	(4.7)	4.6	$ (5.0)	$ (3.0)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]			Gain (Loss) on Investments	Gain (Loss) on Investments
Forwards
Derivative [Line Items]
Net realized gains/(losses)	(3.4)	(1.8)	$ (4.7)	$ 0.5
Change in net unrealized gains/(losses)	(4.7)	4.6	(5.0)	(3.0)
Total foreign exchange contracts
Derivative [Line Items]
Net realized gains/(losses)	(3.4)	(1.8)	(4.7)	0.5
Change in net unrealized gains/(losses)	$ (4.7)	$ 4.6	$ (5.0)	$ (3.0)